STOCK-BASED COMPENSATION (Tables)	9 Months Ended
Sep. 30, 2013
STOCK-BASED COMPENSATION
Employee Stock option activity

	Nine Months Ended September 30, 2013			Nine Months Ended September 30, 2012
	Number of Employee Stock Options	Weighted Average Exercise Price		Number of Employee Stock Options	Weighted Average Exercise Price
Outstanding, beginning of period	10,587,126	C$	56.60	8,959,051	C$	62.88
Granted	2,803,000		52.13	3,257,000		36.99
Exercised	(213,500)		37.06	(140,475)		37.04
Forfeited	(340,206)		58.25	(726,500)		59.80
Expired	(1,340,885)		54.86	(481,650)		47.49

Outstanding, end of period	11,495,535	C$	56.03	10,867,426	C$	56.35

Exercisable, end of period	7,413,795	C$	59.35	6,780,014	C$	59.34

Schedule of weighted average assumptions under the Black-Scholes option pricing model

	Nine Months Ended September 30,
	2013	2012
Risk-free interest rate	1.50%	1.25%
Expected life of employee stock options (in years)	2.6	2.8
Expected volatility of Agnico Eagle's share price	35.00%	37.52%
Expected dividend yield	1.80%	2.14%